Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2023	2022	2021
Current year	(2 828)	(2 785)	(2 857)
(Underprovided)/overprovided in prior years	(95)	157	159
Current tax expense	(2 923)	(2 628)	(2 698)

Origination and reversal of temporary differences	855	829	632
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(166)	(128)	(284)
Deferred tax (expense)/income	689	701	348

Total income tax expense in the income statement	(2 234)	(1 928)	(2 350)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2023	2022	2021

Profit/(loss) before tax	9 124	9 524	8 463
Deduct share of results of associates	295	299	248
Deduct exceptional share of results of associates	(35)	(1 143)	-
Profit before tax and before share of results of associates	8 864	10 369	8 215

Adjustments to the tax basis
Government incentives	(756)	(713)	(543)
Non-deductible/(non-taxable) mark-to-market on derivatives	325	(606)	48
Other expenses not deductible for tax purposes	1 632	1 590	1 979
Other non-taxable income	(647)	(576)	(476)

Adjusted tax basis	9 417	10 065	9 223

Aggregate weighted nominal tax rate	27.4%	26.7%	26.7%

Tax at aggregated nominal tax rate	(2 583)	(2 691)	(2 463)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(166)	(128)	(284)
(Underprovided)/overprovided in prior years	(95)	157	159
Deductions from interest on equity	781	790	469
Deductions from goodwill and other tax deductions	491	473	226
Change in tax rate	2	48	(147)
Withholding taxes	(559)	(436)	(485)
Other tax adjustments	(105)	(140)	175

Total tax expense	(2 234)	(1 928)	(2 350)

Effective tax rate	25.2%	18.6%	28.6%

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2023	2022	2021

Re-measurements of post-employment benefits	(13)	(126)	(123)
Exchange differences, cash flow and net investment hedges	(41)	(51)	(45)
Income tax (losses)/gains	(54)	(177)	(167)